SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Shares	Average Exercise Price CAD$
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at August 31, 2019	1,554,000	2.61
Granted	1,628,500	1.81
Options outstanding at August 31, 2020	3,182,500	2.20

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at August 31, 2020	Number Exercisable at August 31, 2020	Exercise Price		Average Remaining Contractual Life (Years)
1,554,000	388,500	C$	2.61	3.61
1,628,500	—		1.81	4.26
3,182,500	388,500			3.94

Disclosure of assumptions used in valuing stock options granted [Table Text Block]
Year ended	August 31, 2020	August 31, 2019
Risk-free interest rate	1.56%	1.6%
Expected life of options	3.9 years	3.9 years
Annualized volatility[1]	82%	74%
Forfeiture rate	2.1%	2.1%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.